Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
10.	Related Party Transactions

Todd Slater

On September 29, 2011, the Company adopted a a one-year agreement which was amended on October 4, 2011, with Todd Slater, who was appointed as a director of the Company commencing on October 17, 2011, for services related to the Company’s licensing strategy and introduction of potential licensees. During the term of the agreement or during the year following the expiration of the term of the agreement, if the Company enters into a license or distribution agreement with a licensee introduced by Mr. Slater, Mr. Slater was entitled to receive a commission equal to fifteen percent (15%) of all net royalties received by the Company during the first term of such agreement, payable within thirty days of receipt of the net royalties.

On July 10, 2012, the Company and Mr. Slater entered into an amendment (the “Amendment”) to the agreement. Pursuant to the Amendment, the Company paid to Mr. Slater $163,000 as payment in full for (i) the cancellation of all amounts which are or may otherwise become due or payable to Mr. Slater under the terms of the agreement for licensees already introduced to the Company by Mr. Slater and which Mr. Slater was entitled to fifteen percent (15%) of the revenues from such licensees under the agreement, and (ii) the assignment to the Company of all such amounts payable directly to Mr. Slater pursuant to such license agreements. The Company has capitalized this payment and amortizes the expense in accordance with the revenue earned from the respective licensing agreements on which this payment was based upon.

The Company incurred direct licensing costs with Mr. Slater from amortization of the one-time payment stated above and fees paid for the Current Quarter and the Prior Year Quarter of $11,000 and $11,000, respectively and for the Current Six Months and for the Prior Year Six Months the $23,000 and $18,000, respectively.

On June 5, 2013, the Company paid Threadstone Advisors, LLC (“Threadstone”) a fee of $280,000 for the placement of $4,000,000 of proceeds from the Offering (See Note 6, Stockholders’ Equity). This placement fee was recorded as a reduction in paid in capital and reflected in the stockholders’ equity section of the Condensed Consolidated Balance Sheet. Mr. Slater is an officer and a 5% owner of Threadstone.

Licensing Agent Agreement

On August 2, 2011, Old XCel entered into a licensing agent agreement with Adam Dweck (“AD”) who is an Executive Vice President of Earthbound, LLC (“Earthbound”) and the son of Jack Dweck, who is a principal of Earthbound and is on the Company’s board of directors, pursuant to which he is entitled to a five percent (5%) commission on any royalties we receive under any new license agreements that he procures for us during the initial term of such license agreements. AD earned $6,000 and $3,000 in fees for the Current Quarter and Prior Year Quarter, respectively, and earned $9,000 and $5,000 in fees for the Current Six Months and the Prior Year Six Months, respectively.

Jones Texas, Inc.

Edward Jones, III, a principal shareholder and chief executive officer of Jones Texas, Inc. (“JT”) is on the Company’s board of directors. The Company and JT entered into a consulting agreement on March 28, 2012 whereby JT shall pursue and introduce licensing opportunities for the Company. JT procured a license for the Company during 2012 which the Company agreed to remit 15% of the license revenues for the initial term of the license. JT earned $0 and $1,000 in fees for the Current Quarter and Prior Year Quarter, respectively and earned $0 and $1,500 in fees for the Current Six Months and Prior Year Six Months, respectively.

Earthbound, LLC

As part of the consideration for the acquisition of the Isaac Mizrahi Business, the Company assumed a $1.5 million non-interest obligation owed to Earthbound, payable over five years commencing on September 29, 2011. Jeff Cohen is a principal owner of Earthbound and was a director of the Company through December 2012. Jack Dweck, a current board member of the Company, is also a principal owner of Earthbound. The Company made payments of $37,500 and $75,000 in the Prior Year Quarter and Prior Year Six Months, respectively, of which $27,000 and $53,000 was recorded as interest expense in the Prior Year Quarter and Prior Year Six Months, respectively. The Company extinguished this debt on November 21, 2012.

IM Ready-Made, LLC

The Company and the Seller had balances owed between the companies relating to the transition of the Isaac Mizrahi Business and certain payments assigned to the Seller by QVC under the QVC Agreement. As of June 30, 2013, the Company owed the Seller $74,000 and as of June 30, 2012 the Seller owed the Company $79,000. The Company did not earn any revenue or incur any expenses with IM Ready-Made, LLC since the Closing Date.

Mark DiSanto

On June 5,  2013 Mark X. DiSanto Investment Trust (the “DiSanto Trust”) purchased 285,715 shares of its Common Stock and Warrants to purchase an aggregate of 62,500 of the Company’s Common Stock for aggregate gross proceeds of $1,000,003 through the Offering (See Note 6, Stockholders’ Equity). Mark DiSanto, a director of the Company, is the trustee and has sole voting and dispositive power for the DiSanto Trust.

Executive Officer

The Company  purchased $2,300 in used equipment from our Chief Executive Officer to be utilized at our New York City location.  The purchase price was at the estimated fair market value of the equipment.

10. Related Party Transactions

IPX Capital, LLC

Old XCel and its wholly owned subsidiary IM Brands, collectively the “Buyers,” entered into the Purchase Agreement with IM Ready, whereby the Buyers acquired certain assets and assumed certain obligations of IM Ready in connection with the Merger and related transactions. IPX Capital, LLC (“IPX”) entered into certain agreements with Old XCel and IM Ready whereby IPX provided services to both Old XCel and IM-Ready. Robert W. D’Loren has controlling ownership over IPX and Old XCel.

IPX Capital, LLC – Xcel Brands, Inc., Due Diligence Service Agreement

IPX and Old XCel entered into a Due Diligence Service Agreement dated December 3, 2010 whereby IPX provided various due diligence tasks relating to the Purchase Agreement including financial review of IM Ready, preparing business plans, financial projections and other documents required in connection with the transaction, advise the Buyers regarding the corporate, legal and financial structure of the transaction and assist the Buyers with the negotiation of documentation relating to the transaction. Market service fees for this type of engagement are typically either a fixed dollar amount or based upon hourly billing rates, plus reimbursement of direct expenses. IPX waived all of its fees it would have otherwise been entitled to, but not reimbursement of its direct expenses. Direct expenses incurred by the Company and paid to IPX related to the acquisition of the Isaac Mizrahi Business was $242,000. The expense was recognized by the Company on September 29, 2011 and reported as acquisition and due diligence costs on the Company’s Consolidated Statement of Operations. There were no transactions with IPX after September 29, 2011.

Todd Slater

On August 12, 2011, Old XCel entered into a one-year agreement which was amended on October 4, 2011, with Todd Slater, who was appointed as a director of the Company commencing on October 17, 2011, for services related to the Company’s licensing strategy and introduction of potential licensees. During the term of the agreement or during the year following the expiration of the term of the agreement, if the Company enters into a license or distribution agreement with a licensee introduced by Mr. Slater, Mr. Slater was entitled to receive a commission equal to fifteen percent (15%) of all net royalties received by the Company during the first term of such agreement, payable within thirty days of receipt of the net royalties.

On July 10, 2012, the Company and Mr. Slater, entered into an amendment (the “Amendment”) to the agreement. Pursuant to the Amendment, the Company paid to Mr. Slater $163,000 as payment in full for (i) the cancellation of all amounts which are or may otherwise become due or payable to Mr. Slater under the terms of the agreement for licensees already introduced to the Company by Mr. Slater and which Mr. Slater was entitled to fifteen percent (15%) of the revenues from such licensees under the agreement, and (ii) the assignment to the Company of all such amounts payable directly to Mr. Slater pursuant to such license agreements. The Company has capitalized this payment and shall amortize the expense in accordance with the revenue earned from the respective licensing agreements on which this payment was based upon.

In addition, Mr. Slater earned $31,000 and $53,000 in fees from procuring license agreements for the Company, separate from the payment under the Amendment, during the year ended December 31, 2012 and period September 29, 2011 to December 3, 2011, respectively.

Jones Texas, LLC

On May 12, 2011, Old XCel entered into an agreement with Jones Texas, LLC (the “Jones Texas Agreement”) pursuant to which Old XCel agreed to pay Jones Texas, LLC consulting fees of $30,000 to assist in the restructure of IM Ready’s couture and ready-to-wear apparel businesses, which fees became due and payable to Jones Texas, LLC upon the completion of such restructuring work and closing of the transactions on September 29, 2011, pursuant to the Purchase Agreement. The Jones Texas Agreement was terminated on July 31, 2011, however given the related work had been completed by Jones Texas, LLC, Old XCel recorded a $30,000 obligation to Jones Texas, LLC which obligation was subject to the closing of the acquisition of the Isaac Mizrahi Business. Ed Jones, a principal shareholder and chief executive officer of Jones Texas, LLC was appointed to the Company’s board of directors following the Merger, which appointment became effective on October 17, 2011. The Company has no further obligations under the Jones Texas Agreement. The Company paid Jones Texas, LLC $30,000 following September 29, 2011 and the expense was recognized by the Company on September 29, 2011. There were no transactions under the Jones Texas Agreement after September 29, 2011.

The Company and Jones Texas Inc. (“JT”) entered into a consulting agreement on March 28, 2012 whereby JT shall pursue and introduce licensing opportunities for the Company. Ed Jones, is a principal shareholder and chief executive officer of Jones Texas, Inc. JT procured a license for the Company during 2012 which the Company agreed to remit 15% of the license revenues for the initial term of the license. JT earned $3,000 in fees for the year ended December 31, 2012.

Earthbound, LLC

Earthbound entered into a service agreement with Laugh Club, Inc. (“Laugh Club”) on November 6, 2001 whereby Laugh Club engaged Earthbound to provide brand management and design services for mass-merchandised retail products for the Isaac Mizrahi Business (the “Earthbound Agreement”). Isaac Mizrahi, individually, is the controlling member and manager of Laugh Club and IM Ready-Made, LLC. On September 3, 2002, Laugh Club assigned all of the rights and obligations in the Earthbound Agreement to IM Ready. Earthbound has no common ownership, direct or indirect, with either IM Ready or Laugh Club.

Effective as of September 29, 2011, IM Ready and Earthbound entered into an agreement pursuant to which Earthbound provided transitional services to IM Ready prior to the closing of the Transaction, for which Earthbound received from IM Ready $600,000 in cash on the Closing Date and IM Ready agreed to pay Earthbound a total of $1,500,000 in additional consideration over the next five years (See Note 4, Debt for details). As part of the Transaction, the Company assumed this obligation as part of the consideration for the Acquired Assets (See Note 4, Acquisition of the Isaac Mizrahi Business). Jeff Cohen is a principal owner of Earthbound and was a director of the Company through December 2012. Jack Dweck was elected as a director in December 2012 and is a principal owner of Earthbound. As described in Note 5, the Company extinguished this debt on November 21, 2012.

Licensing Agent Agreement

On August 2, 2011, Old XCel entered into a licensing agent agreement with Adam Dweck (“AD”) who is an Executive Vice President of Earthbound pursuant to which AD is entitled to a five percent (5%) commission on any royalties we receive under any new license agreements that he procures for us during the initial term of such license agreements. We are obligated to grant to AD 5-year warrants to purchase 12,500 shares of common stock at an exercise price of $5.00 per share, subject to AD generating $0.5 million of accumulated royalties and an additional 5-year warrants to purchase 12,500 shares of common stock at an exercise price of $5.00 per share, subject to AD generating $1.0 million of accumulated royalties. Additionally, AD shall be entitled to receive 5-year warrants to purchase 25,000 shares of common stock priced at the fair market value at the time of issuance, subject to AD generating $2.0 million of accumulated royalties. AD is the son of Jack Dweck, who is a principal of Earthbound and is on the Company’s board of directors. As of December 31, 2012, AD has not met any of the above royalty targets, therefore no warrants have been issued.

AD procured several licenses for the Company earning AD $13,000 and $2,000 in fees for the year ended December 31, 2012 and the period September 29, 2011 to December 31, 2011, respectively. There were no fees earned by AD in the Predecessor period.

IM Ready-Made, LLC

The Company and IM Ready had balances owed between the companies relating to the transition of the Isaac Mizrahi Business and certain payments assigned to IM Ready by QVC under the QVC Agreement. As of December 31, 2012 the Company owed IM Ready $217,000 and as of December 31, 2011 IM Ready owed the Company $85,000. The Company did not earn any revenue or incur any expenses with IM Ready since the Closing Date.

Offering

Marisa Gardini, our Executive Vice President of Strategic Planning and Marketing and a director; the Irrevocable Trust of Rose Dempsey; the D’Loren Family Trust; James Haran, our Chief Financial Officer; Seth Burroughs, our Executive Vice President of Business Development and Treasury; and Mark DiSanto, a director, purchased 2; .495; .255; .15; .10 and .25 Units in the Offering for purchase prices of $1,000,000; $247,500; $127,500; $75,000; $50,000; and $125,000. See Note 4 for additional details.